capital structure financial policies (Details) $ in Millions	12 Months Ended
	Dec. 31, 2022 CAD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 CAD ($)
Components of debt and coverage ratios
Net debt	$ 24,152	$ 20,535
EBITDA - excluding restructuring and other costs	6,646	6,476
Net interest cost (Note 9)	$ 847	$ 773
Debt ratio
Net debt to EBITDA - excluding restructuring and other costs	3.63	3.17
Coverage ratios
Earnings coverage ratio	3.6	3.9
EBITDA - excluding restructuring and other costs interest coverage ratio	7.8	8.4
Net debt and managed capitalization
Long-term debt	$ 25,037	$ 20,852
Debt issuance costs netted against long-term debt	118	94
Derivative (assets) liabilities used to manage interest rate and currency risks associated with U.S. dollar-denominated long-term debt, net	(80)	7
Accumulated other comprehensive income amounts arising from financial instruments used to manage interest rate and currency risks associated with U.S. dollar-denominated long-term debt - excluding tax effects	(53)	191
Cash and temporary investments, net	(974)	(723)	$ (848)
Short-term borrowings	104	114
Net debt	24,152	20,535
Common equity	16,569	15,116
Non-controlling interests	1,089	943
Less : accumulated other comprehensive income amounts included above in common equity and non-controlling interests	(133)	(186)	$ (135)
Total managed capitalization	41,677	36,408
Calculation of EBITDA - excluding restructuring and other costs
EBITDA	6,406	6,290
Restructuring and other costs	240	186
EBITDA - excluding restructuring and other costs	$ 6,646	$ 6,476
Changes in debt and coverage ratios
Net debt to EBITDA - excluding restructuring and other costs	3.63	3.17
Net debt to operating cash flow ratio maximum	4.25	4.25
Proceeds from issuing shares		$ 1,300
Earnings Coverage Ratio	3.6	3.9
Increase (decrease) in earnings coverage ratio due to an (increase) decrease in borrowing costs	(0.4)
Increase (decrease) in earnings coverage ratio due to an increase (decrease) in income before borrowing costs and income taxes	0.1
EBITDA - excluding restructuring and other costs interest coverage ratio	7.8	8.4
Increase (decrease) in EBITDA - excluding restructuring and other costs interest coverage ratio due to an increase (decrease) in EBITDA	0.2
Increase (decrease) in EBITDA - excluding restructuring and other costs interest coverage ratio due to an (increase) decrease in net interest costs	(0.8)
Dividend payout ratio
Ratio of TELUS Corporation Common Share dividends declared to cash provided by operating activities - less capital expenditures (excluding spectrum licences)	142.00%	192.00%
TELUS Corporation Common Share dividend payout ratio - net of dividend reinvestment plan effects	95.00%	140.00%
TELUS Corporation Common Share dividends declared	$ 1,899	$ 1,711
Amount of TELUS Corporation Common Share dividends declared reinvested in TELUS Corporation Common Shares	(687)	(624)
TELUS Corporation Common Share dividends declared - net of dividend reinvestment plan effects	$ 1,212	$ 1,087
Minimum
Debt ratio
Target Net debt to EBITDA - excluding restructuring and other costs	2.20	2.20
Dividend payout ratio
Target dividend payout ratio, (as a per cent)	60.00%	60.00%
Target ratio from free cash flow	60.00%	60.00%
Maximum
Debt ratio
Target Net debt to EBITDA - excluding restructuring and other costs	2.70	2.70
Dividend payout ratio
Target dividend payout ratio, (as a per cent)	75.00%	75.00%
Target ratio from free cash flow	75.00%	75.00%